Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Series Convertible A Preferred Stock [Member]
Purchase price per share	$ 0.60	$ 0.60	$ 0.60	$ 0.60